3. New, Revised or Amending Accounting Standards and Interpretations Adopted	12 Months Ended
Jun. 30, 2018
New Revised Or Amending Accounting Standards And Interpretations Adopted
New, Revised or Amending Accounting Standards and Interpretations Adopted

The Group has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the AASB that are mandatory for the current reporting period. The adoption of these Accounting Standards and Interpretations did not have a material impact on the financial performance or position of the consolidated entity.

Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.